Fair value of assets and liabilities	12 Months Ended
Dec. 31, 2022
Fair value of assets and liabilities
Fair value of assets and liabilities

3. Fair value of assets and liabilities

For a description of the fair value hierarchy and the Group’s fair value methodologies, see “ Note 2—Summary of Significant Accounting Policies”.

Financial Instruments Recorded at Fair Value on a Recurring Basis

The following tables present the fair value hierarchy for assets and liabilities measured at fair value on a recurring basis:

				Balance at Fair
	Level 1	Level 2	Level 3	Value
December 31, 2021	(RMB)	(RMB)	(RMB)	(RMB)
Assets
Loans at fair value	—	—	389,679,352	389,679,352
Financial guarantee derivative	—	—	11,816,799	11,816,799
Total assets	—	—	401,496,151	401,496,151
Liabilities
Payable to investors at fair value	—	—	462,714,400	462,714,400
Financial guarantee derivative	—	—	565,953,269	565,953,269
Total liabilities	—	—	1,028,667,669	1,028,667,669

				Balance at Fair
	Level 1	Level 2	Level 3	Value
December 31, 2022	(RMB)	(RMB)	(RMB)	(RMB)
Assets
Loans at fair value	—	—	120,279,612	120,279,612
Financial investments	—	—	10,713,953	10,713,953
Total assets	—	—	130,993,565	130,993,565
Liabilities
Payable to investors at fair value	—	—	141,288,810	141,288,810
Financial guarantee derivative	—	—	107,890,394	107,890,394
Total liabilities	—	—	249,179,204	249,179,204

				Balance at Fair
	Level 1	Level 2	Level 3	Value
December 31, 2022	(US$)	(US$)	(US$)	(US$)
Assets
Loans at fair value	—	—	17,438,904	17,438,904
Financial investments	—	—	1,553,377	1,553,377
Total assets	—	—	18,992,281	18,992,281
Liabilities
Payable to investors at fair value	—	—	20,484,952	20,484,952
Financial guarantee derivative	—	—	15,642,637	15,642,637
Total liabilities	—	—	36,127,589	36,127,589

Financial guarantee derivative

The Group uses the discounted cash flow model to value the financial guarantee derivatives. Net cumulative expected loss rates represent expected default rate, prepayment rate and collection rate at inception, as significant unobservable inputs applied in the discounted cash flow model, which ranged from 3.43% to 13.29% and from 5.19% to 10.48% for the year ended December 31, 2021 and 2022, respectively.

The following table sets forth the asset side of Group’s financial guarantee derivative movement activities for the years ended December 31, 2021 and 2022.

	For loans facilitated in	For loans facilitated in
	2020	2021	Total
Year ended December 31, 2021	RMB	RMB	RMB
Balance at December 31, 2020	3,842,853	—	3,842,853
Estimated payment to financial institutional cooperators based on the pre-agreed Cap (1)	—	212,641,902	212,641,902
Less: Initially estimated net guarantee service fee to be collected (2)	—	201,562,969	201,562,969
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans (3)	1,044,741	1,731,660	2,776,401
Change in fair value of financial guarantee derivative	1,044,741	12,810,593	13,855,334
Add: Guarantee service fee received from borrowers	52,087,120	94,897,894	146,985,014
Less: Compensation paid/payable to financial institutional cooperators	56,974,714	119,525,286	176,500,000
Balance at December 31, 2021	—	(11,816,799)	(11,816,799)
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2021)	—	93,116,616	93,116,616
Changes in fair value related to balance outstanding at December 31, 2021	—	11,388,942	11,388,942

	For loans facilitated in	For loans facilitated in
	2021	2022	Total	Total
Year ended December 31, 2022	RMB	RMB	RMB	USD
Balance at December 31, 2021	(11,816,799)	—	(11,816,799)	(1,713,275)
Estimated payment to financial institutional cooperators based on the pre-agreed Cap (1)	—	—	—	—
Less: Initially estimated net guarantee service fee to be collected (2)	—	—	—	—
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans (3)	(15,743,564)	—	(15,743,564)	(2,282,602)
Change in fair value of financial guarantee derivative	(15,743,564)	—	(15,743,564)	(2,282,602)
Add: Guarantee service fee received from borrowers	110,656,100	—	110,656,100	16,043,626
Less: Compensation paid to financial institutional cooperators	83,095,737	—	83,095,737	12,047,749
Balance at December 31, 2022	—	—	—	—
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2022)	—	—	—	—
Changes in fair value related to balance outstanding at December 31, 2022	—	—	—	—

Note:

(1)Amount represents estimated payment to financial institutional cooperators which is the aggregated amount of guarantee fees, which would be the amount of loan principle multiplied by annualized guarantee fee ratio. The obligation is not influenced by default and early repayment of borrowers.
(2)Amount represents estimated guarantee service fees to be collected for loans newly facilitated during each vintage period according to the guarantee service agreement with the borrowers, net of estimated defaults and prepayments.
(3)Amount represents the subsequent adjustment to update the estimated net guarantee service fees to be collected for all outstanding loans as a result of changes in estimated default or prepayment rates.

The following table sets forth the liability side of Group’s financial guarantee derivative movement activities for the years ended December 31, 2021 and 2022.

	For loans facilitated in	For loans facilitated in
	2020	2021	Total
Year ended December 31, 2021	RMB	RMB	RMB
Balance at December 31, 2020	(171,328,829)	—	(171,328,829)
Estimated payment to financial institutional cooperators based on the pre-agreed Cap(1)	—	1,927,017,013	1,927,017,013
Less: Initially estimated net guarantee service fee to be collected(2)	—	1,827,304,009	1,827,304,009
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans(3)	3,790,670	52,979,985	56,770,655
Change in fair value of financial guarantee derivative	3,790,670	152,692,989	156,483,659
Add: Guarantee service fee received from borrowers	837,446,557	1,147,827,202	1,985,273,759
Less: Compensation paid to financial institutional cooperators	669,908,398	734,566,922	1,404,475,320
Balance at December 31, 2021	—	565,953,269	565,953,269
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2021)	—	1,192,450,091	1,192,450,091
Changes in fair value related to balance outstanding at December 31, 2021	—	110,763,906	110,763,906

	For loans facilitated in	For loans facilitated in
	2021	2022	Total	Total
Year ended December 31, 2022	RMB	RMB	RMB	USD
Balance at December 31, 2021	565,953,269	—	565,953,269	82,055,511
Estimated payment to financial institutional cooperators based on the pre-agreed Cap (1)	—	100,633,097	100,633,097	14,590,428
Less: Initially estimated net guarantee service fee to be collected (2)	—	93,954,209	93,954,209	13,622,080
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans (3)	(129,190,421)	601,001	(128,589,420)	(18,643,714)
Change in fair value of financial guarantee derivative	(129,190,421)	7,279,889	(121,910,532)	(17,675,366)
Add: Guarantee service fee received from borrowers	646,183,355	107,060,087	753,243,442	109,210,034
Less: Compensation paid to financial institutional cooperators	998,298,062	6,449,582	1,004,747,644	145,674,715
Less: Compensaion payable to financial institutional cooperators (4)	84,648,141	—	84,648,141	12,272,827
Balance at December 31, 2022	—	107,890,394	107,890,394	15,642,637
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2022)	—	94,183,515	94,183,515	13,655,326
Changes in fair value related to balance outstanding at December 31, 2022	—	4,719,727	4,719,727	684,296

Note:

(1)Amount represents estimated payment to financial institutional cooperators which is the aggregated amount of guarantee fees, which would be the amount of loan principle multiplied by annualized guarantee fee ratio. The obligation is not influenced by default and early repayment of borrowers.
(2)Amount represents estimated guarantee service fees to be collected for loans newly facilitated during each vintage period according to the guarantee service agreement with the borrowers, net of estimated defaults and prepayments.
(3)Amount represents the subsequent adjustment to update the estimated net guarantee service fees to be collected for all outstanding loans as a result of changes in estimated default or prepayment rates.
(4)Amount represents the compensaion payable to financial institutional cooperators. See Note.11 Accrued expenses and other current liabilities.

The change in fair value of financial guarantee derivative primarily relates the Group’s estimated exposure in relation to the loans newly facilitated during the corresponding period, as the Group is obligated to compensate financial institutional cooperators under the guarantee arrangement based on the contractual guarantee fees charged to borrowers across the entire portfolio subject to a pre-agreed Cap rather than the actual guarantee fees collected from the borrowers. The change in fair value amount equals to the sum of (i) the portion of amounts obligated to pay to financial institutional cooperators that are not expected to be collected from the borrowers due to the estimated default or prepayment and (ii) fair value gain realized as a result of the release of guarantee obligations. The derivative is increased by the guarantee fees collected from the borrowers upon receipt as the Group expects all the fees to be ultimately paid to financial institutional cooperators. When the payments are made to financial institutional cooperators, the derivative is reduced by the corresponding amount. The total loan products related to guarantee derivatives facilitated during the years ended December 31, 2021 and 2022 were RMB25,229,094,745 and RMB2,167,354,119 (US$ 314,236,809), respectively.

As of December 31, 2021 and 2022, financial guarantee derivatives related to certain financial institutional cooperators has an asset position of RMB11,816,799 and nil respectively, primarily due to the time lag between the payments to those financial institutional cooperators and the collection of monthly guarantee service fees from borrowers. As of December 31, 2021, the cumulative monthly guarantee service fees collected from borrowers was less than the cumulative amount paid to those financial institutional cooperators. However, the total amount paid to those financial institutional cooperators was still within the pre-agreed Cap. The excess had been expected to be fully collected from the borrowers during the remaining term of the underlying loans. As of December 31, 2021 and 2022, financial guarantee derivatives related to certain financial institutional cooperators has a liability position of and RMB565,953,269 and RMB107,890,394 (US$15,642,637). As of December 31, 2021 and 2022, the maximum potential undiscounted future payment the Group would be required to make is RMB1,285,566,707 and RMB94,183,515 (US$13,655,326) which also reflects the maximum potential payment to financial institutional cooperators based on the pre-agreed Cap.

The following table represents the outstanding loan balance, remaining weighted average contractual term and estimated default rate of the outstanding loans as of December 31, 2021 and 2022, respectively.

	As of	As of	As of
	December 31,	December 31,	December 31,
	2021	2022	2022
	RMB	RMB	US$
Outstanding loan balance	9,877,178,724	1,405,147,876	203,727,292
Remaining weighted average contractual term (Month)	6.76	1.93	1.93
Net cumulative expected loss rates (1)	7.74%	7.23%	7.23%
(1)	Represent the net of default rate, prepayment rate and collection rate.

Loans at fair value and Payable to investors at fair value

The Group has elected the fair value option for the loan assets and liabilities of the Consolidated Trusts that formed before December 31, 2021, which otherwise would not have been carried at fair value. Such election is irrevocable and is applied to financial instruments on an individual basis at initial recognition.

As the Group’s loans and payable to investors in the Consolidated Trusts do not trade in an active market with readily observable prices, the Group uses significant unobservable inputs to measure the fair value of these assets and liabilities. Financial instruments are categorized in the Level 3 valuation hierarchy based on the significance of unobservable factors in the overall fair value measurement. At December 31, 2021 and 2022, the discounted cash flow methodology is used to estimate the fair value of loans and payables to investors.

As of December 31, 2021 and 2022, the significant unobservable inputs used in the fair value measurement of the loans and payables to investors of the Consolidated Trusts included the discount rate and net accumulative expected loss. These inputs in isolation can cause significant increases or decreases in fair value. Increases or decrease in the discount rate can significantly impact the fair value results. The discount rate is determined based on the market rates.

Significant Unobservable Inputs

		December 31, 2021	December 31, 2022
		Range of Inputs	Range of Inputs
Financial Instrument	Unobservable Input	Weighted-Average	Weighted-Average
Loans and payable to investors at fair value	Discount rates	6.46%	6.48%
	Net cumulative expected loss rates (1)	5.92%	5.94%
(1)	Represents the net of default rate, prepayment rate and collection rate, expressed as a percentage of the loan volume.

The following table presents additional information about Level 3 loans and payable to investors measured at fair value on a recurring basis for the years ended December 31, 2021 and 2022. Changes in fair value of loans and payable to investors are reported net as “Fair value adjustments related to Consolidated Trusts” in the consolidated statements of comprehensive income(loss).

RMB

							Changes in fair
							value related to
							balance
	Balance at	Origination				Balance at	outstanding at
	December 31,	of loan	Collection of	Reinvestment	Change in	December	December 31,
	2020	principal	principal	of principal	fair value	31, 2021	2021
Xiaoying Credit Loan	1,585,731,888	422,081,700	(3,427,158,051)	1,816,290,599	(7,266,784)	389,679,352	(2,234,954)

RMB

							Changes in fair
							value related to
							balance
	Balance at	Origination				Balance at	outstanding at
	December 31,	of loan	Collection of	Reinvestment	Change in	December	December 31,
	2021	principal	principal	of principal	fair value	31, 2022	2022
Xiaoying Credit Loan	389,679,352	99,000,000	(1,089,274,133)	727,042,700	(6,168,307)	120,279,612	(8,403,261)

USD

							Changes in fair
							value related to
							balance
	Balance at	Origination				Balance at	outstanding at
	December 31,	of loan	Collection of	Reinvestment	Change in	December	December 31,
	2021	principal	principal	of principal	fair value	31, 2022	2022
Xiaoying Credit Loan	56,498,194	14,353,651	(157,929,904)	105,411,283	(894,320)	17,438,904	(1,218,358)

Payable to investors at
fair value of the
Consolidated Trusts
RMB
Balance at December 31, 2020	1,914,183,650
Initial contribution	454,490,000
Principal payment	(1,905,959,250)
Changes in fair value	—
Balance at December 31, 2021	462,714,400
Changes in fair value related to balance outstanding at December 31, 2021	—

	Payable to investors at fair value of the
	Consolidated Trusts
	RMB	US$
Balance at December 31, 2021	462,714,400	67,087,282
Initial contribution	98,800,000	14,324,653
Principal payment	(420,225,590)	(60,926,983)
Changes in fair value	—	—
Balance at December 31, 2022	141,288,810	20,484,952
Changes in fair value related to balance outstanding at December 31, 2022	—	—

The unpaid balance of loans at fair value as of December 31, 2021 and 2022 were RMB391,914,306 and RMB128,682,873 (US$18,657,262). The difference between the aggregate fair value and unpaid principal balance for loans at fair value is primarily attributable to the credit risk associated with the loan collections and time value of money, amounted to RMB2,234,954 and RMB8,403,261 (US$1,218,358) as of December 31, 2021 and 2022, respectively.

The unpaid balance of payable to investors as of December 31, 2021 and 2022 were RMB462,714,400 and RMB141,288,810 (US$20,484,952). The difference between the aggregate fair value and unpaid principal balance for payable to investors at fair value is primarily due to the time value of money, amounted nil and nil respectively as of December 31, 2021 and 2022.

The difference between the aggregate fair value and unpaid principal balance for both loans at fair value and payable to investors at fair value was recorded in “Fair value adjustments related to Consolidated Trusts” in the consolidated statements of comprehensive income(loss).

Financial investments

Financial investment measured at fair value represents the investment in one VC fund, which is a open-ended fund with most underlying investments measured at fair value. The Group uses the statement with approximate fair value of the VC fund to measure fair value of the investment, which is categorized in the level 3 valuation hierarchy.

Financial Instruments Not Recorded at Fair Value

Financial instruments, including cash and cash equivalents, accounts receivable and contract assets, other payable and short-term borrowings. The carrying values of cash and cash equivalents, accounts receivable and contract assets, other payable and short-term borrowings approximate their fair value reported in the consolidated balance sheets due to the short-term nature of these assets and liabilities.